Principal subsidiaries, investments in associates and joint ventures - Additional information (Details)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Table]
Name of subsidiary	ING Groep N.V.
Minimum [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Table]
Principal investments in associates	20.00%
Maximum [member]
Disclosure Of Significant Investments In Principal Subsidiaries Associates And Joint Ventures [Table]
Principal investments in associates	50.00%